Debt - Additional Information (Details 3) - USD ($)		12 Months Ended
	Dec. 14, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 14, 2024	Feb. 19, 2021
Debt Instrument [Line Items]
Original issuance price			$ 1.54
Change in fair value of convertible promissory notes		$ (34,000)	$ 0
CP BF Lending, LLC [Member]
Debt Instrument [Line Items]
Aggregate principal amount					$ 8,000,000
CP BF Lending, LLC [Member] | Term Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount					6,500,000
CP BF Lending, LLC [Member] | Convertible Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount					$ 1,500,000
Maximum [Member]
Debt Instrument [Line Items]
Original issuance price		$ 11.98
Time to maturity		6 years 29 days	6 years 29 days
Class A Common Stock [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,500,000
Yorkville Convertible Note [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 1,800,000	$ 1,766,000
Outstanding principal amount		2,000,000
Interest expense		$ 0
Original issuance price	$ 10.96	$ 1.88
Estimated equity volatility	43.00%	71.00%
Time to maturity	6 months	5 months 15 days
Discounted market interest rate	14.90%	14.00%
Risk free rate	5.30%	5.28%
Probability of optional redemption rate	10.00%	10.00%
Change in fair value of convertible promissory notes		$ 34,000
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
Debt Instrument [Line Items]
Net proceeds from issuance of convertible promissory notes	$ 1,800,000,000,000
Debt discount upon issuance	$ 2,000,000
Prepayment premium	10.00%
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member] | Class A Common Stock [Member]
Debt Instrument [Line Items]
Conversion rate percentage of common stock outstanding	9.99%
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member] | Yorkville Convertible Note [Member]
Debt Instrument [Line Items]
Debt instrument, increase in interest rate	18.00%
Repayment of convertible debt	$ 1,000,000
Percentage of repayment of convertible debt, amount	10.00%
Subsequent Event [Member] | Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member] | Maximum [Member]
Debt Instrument [Line Items]
Aggregate principal amount				$ 7,000,000